RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Related Party Transactions [Abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2019	2018	2017
Management compensation	$540,692	$540,535	$544,014
Management bonus*	496,894	70,035	-
Share-based expense**	255,902	262,261	264,172
Directors’ fees	120,500	73,000	67,000
	$1,413,988	$945,831	$875,186